Fair value Measurement (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	$ 273,876	$ 141,375
Time deposits	199,100	26,150
Restricted cash	50,520	55,583
Derivative assets	5,234	14,437
Due from related parties	148	342
Due to related parties	(692)	(723)
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	273,876	141,375
Time deposits	199,100	26,150
Restricted cash	164,120	106,249
Derivative assets	0	0
Due from related parties	148	342
Due to related parties	(692)	(723)
Credit facilities and financial liabilities, including current portion, net	0	0
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	0	0
Time deposits	0	0
Restricted cash	0	0
Derivative assets	5,234	20,406
Due from related parties	0	0
Due to related parties	0	0
Credit facilities and financial liabilities, including current portion, net	(694,709)	(691,099)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	0	0
Time deposits	0	0
Restricted cash	0	0
Derivative assets	0	0
Due from related parties	0	0
Due to related parties	0	0
Credit facilities and financial liabilities, including current portion, net	0	0
Book Value [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	273,876	141,375
Time deposits	199,100	26,150
Restricted cash	164,120	106,249
Derivative assets	5,234	20,406
Due from related parties	148	342
Due to related parties	(692)	(723)
Credit facilities and financial liabilities, including current portion, net	(689,142)	(684,057)
Fair Value [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	273,876	141,375
Time deposits	199,100	26,150
Restricted cash	164,120	106,249
Derivative assets	5,234	20,406
Due from related parties	148	342
Due to related parties	(692)	(723)
Credit facilities and financial liabilities, including current portion, net	$ (694,709)	$ (691,099)